Cash ,Cash Equivalents and Short-Term Bank Deposits - Summary of Cash and Cash Equivalent (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Cash, Cash Equivalents And Short-term Bank Deposits [Line Items]
Short-term deposits	₽ 86,718	₽ 59,331
Current bank accounts	18,485	43,749
Cash in transit	2,803	606
Petty cash	31	16
Cash and cash equivalents	108,037	103,702	₽ 2,994	₽ 2,684
Short-term bank deposits with maturity exceeding 3 months	17,954	22
Cash, cash equivalents and short-term bank deposits	₽ 125,991	₽ 103,724